ORGANIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital (deficit)	$ (38,837)		$ (7,839)
Shareholders deficit	(31,420)	$ (26,206)	$ (34,856)	$ (26,742)
Net profit (loss)	$ (657)	$ (1,531)